Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Debt By Currency [Line Items]
Net debt	[1]	€ 11,008	€ 8,772	€ 7,793
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		11,047
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		11,022	8,806	7,835
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		11,410
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		4,586	7,285	6,852
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(270)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		7,262	2,502	1,169
Pound sterling | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(2)
Pound sterling | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		958
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(1)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(924)
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(19)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(384)
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(71)
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		€ (476)	€ (981)	€ (186)

[1]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)